Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 176,104	$ 109,239
Gross Unrealized Gains	1,585	3,087
Gross Unrealized Losses	(689)	(4)
Estimated Fair Value	177,000	112,322
U.S. Government Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	20,182
Gross Unrealized Gains	0
Gross Unrealized Losses	(39)
Estimated Fair Value	20,143
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	25,980	17,814
Gross Unrealized Gains	109	339
Gross Unrealized Losses	(173)	0
Estimated Fair Value	25,916	18,153
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	129,942	91,425
Gross Unrealized Gains	1,476	2,748
Gross Unrealized Losses	(477)	(4)
Estimated Fair Value	$ 130,941	$ 94,169